Related Party Transactions - Receivables and Payables (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Related Party Transactions
Dividends receivable and other amounts due from related parties	$ 18	$ 1,259
Amounts due to related parties	27	164
Other receivables
Related Party Transactions
Dividends receivable and other amounts due from related parties	18	9
Ship management creditors
Related Party Transactions
Amounts due to related parties	119	124
Amounts due to related parties
Related Party Transactions
Amounts due to related parties	27	164
Reimbursement of expenses incurred, payables for office lease and other operating expenses
Related Party Transactions
Amounts due to related parties	$ 27	164
Associates | Dividends receivable
Related Party Transactions
Dividends receivable and other amounts due from related parties		$ 1,250